PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6	-	PROPERTY AND EQUIPMENT, NET

A.	Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2016	2015
Cost :
Operating equipment (*)	48,598	43,740
Office furniture, equipment and computers	26,992	24,790
Land	1,022	1,022
Buildings	1,888	1,845
Vehicles	4,924	3,810
Leasehold improvements	4,176	3,616
	87,600	78,823
Less – accumulated depreciation and amortization (**)	(51,956)	(47,309)
Total property and equipment, net	35,644	31,514

(*)	As December 31, 2016 and 2015, an amount of US$ 28.6 million and US$ 26 million is subject to operating lease transactions, respectively.

(**)	As at December 31, 2016 and 2015, an amount of US$ 12.5 million and US$ 10.4 million is subject to operating lease transactions, respectively.

B.
In the years ended December 31, 2016, 2015 and 2014, depreciation expense was US$ 11.6 million, US$ 10.9 million and US$ 11.2 million, respectively and additional equipment was purchased in an amount of US$ 13.6 million, US$ 18.7 million and US$ 15 million, respectively.